Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee and the Board of Directors have developed a practice of not granting stock options to executive officers during closed quarterly trading windows as determined under PB Bankshares’ insider trading policy. Consequently, PB Bankshares does not expect to grant, any stock options to any named executive officers within four business days preceding or one business day after the filing with the SEC of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information. The Compensation Committee and the Board of Directors do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information in order to impact the value of executive compensation. PB Bankshares did not grant any stock options to its executive officers, including the named executive officers, during the year ended December 31, 2024.
Award Timing Method	The Compensation Committee and the Board of Directors have developed a practice of not granting stock options to executive officers during closed quarterly trading windows as determined under PB Bankshares’ insider trading policy. Consequently, PB Bankshares does not expect to grant, any stock options to any named executive officers within four business days preceding or one business day after the filing with the SEC of any report on Forms 10-K, 10-Q or 8-K that discloses material non-public information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board of Directors do not take material non-public information into account when determining the timing of equity awards and do not time the disclosure of material non-public information in order to impact the value of executive compensation. PB Bankshares did not grant any stock options to its executive officers, including the named executive officers, during the year ended December 31, 2024.
MNPI Disclosure Timed for Compensation Value	false